Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
5.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities is comprised of the following (in thousands):

	March 31, 2024	December 31, 2023
Employee compensation related costs	$3,769	$2,840
Accrued office and laboratory costs	141	211
Accrued contract research organization fees	3,207	2,298
Accrued contract development and manufacturing organization fees	604	660
Accrued professional fees	2,935	1,798
Other current liabilities	392	334

	$11,048	$8,141

5.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities is comprised of the following (in thousands):

	December 31,
	2023	2022
Employee compensation related costs	$2,840	$2,158
Accrued office and laboratory costs	211	481
Accrued contract research organization fees	2,298	1,345
Accrued contract development and manufacturing organization fees	660	842
Accrued professional fees	1,798	489
Other current liabilities	334	499

	$ 8,141	$ 5,814